Note 1 - Basis of Presentation and General Information (Details) (Controlling Interests [Member])	Jun. 30, 2013
Controlling Interests [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	43.80%